EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
EQUITY
Schedule of capital stock by class of shares

As of December 31, 2025 and 2024, the total capital stock of Telecom Argentina amounted to $2,153,688,011, represented by the same number of common book-entry shares with nominal value of $1, as detailed below:

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011

Schedule of dividend distributions

		Settled amount
Year	Distributed amount	Cash	Non-cash
2025 (1)	226,756	20,286	206,470
2024 (2)	156,352	—	156,352
2023 (3)	299,199	—	299,199
(1)

Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2025, on November 10, 2025, the Board of Directors resolved to distribute dividends as follows: i) Global 2030 Bond for $189,790 million, ii) $20,286 million in cash, and iii) the application of a credit of $16,680 million corresponding to the payment previously made by Telecom Argentina in respect of the Personal Assets Tax, partially reversing the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”.

(2)

Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2024, on November 11, 2024, the Board of Directors resolved to distribute, as non-cash dividends (Global 2030 Bond), $156,352 million, partially reversing the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”.

(3)

Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2023, on May 3, 2023, the Board of Directors resolved to distribute, as non-cash dividends (Global 2030 Bond), $299,199 million, partially reversing the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”.